RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES
We transact business with the following related parties and affiliated companies, being companies in which Hemen and companies associated with Hemen have a significant interest: SFL, Seatankers Management Norway AS, Seatankers Management Co. Ltd, Golden Ocean, Alta Trading UK Limited, Archer Limited, Flex LNG Ltd, Avance Gas and Front Ocean Management AS. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

SFL Transactions

In January 2014, the Company commenced a pooling arrangement with SFL, between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright. The Company recognized a gain of $1.3 million in the six months ended June 30, 2023 in relation to this pooling arrangement (2022: gain of $0.2 million).

As of June 30, 2023, Front Njord, Glorycrown and Everbright have been sold and redelivered to their respective new owners resulting in the termination of the pooling arrangement.

Transactions with associated companies

A share of profits of TFG Marine of $3.7 million was recognized in the six months ended June 30, 2023 (2022: $6.5 million). The Company also entered into a bunker supply arrangement with TFG Marine, under which it has paid $193.1 million to TFG Marine in the six months ended June 30, 2023 and $18.2 million remained due as of June 30, 2023. In the six months ended June 30, 2023 the Company received $1.4 million in loan repayment and $7.3 million in dividends from TFG Marine.

A share of profits of FMS Holdco of $1.2 million was recognized in the six months ended June 30, 2023 (2022: loss of $0.6 million).

Transactions with other entities related to Hemen

The Company recognized interest expense of $7.6 million in the six months ended June 30, 2023 (2022: $6.6 million) in relation to senior unsecured revolving credit facility of up to $275.0 million with an entity related to Hemen. $199.7 million remains available and undrawn under this facility as of June 30, 2023.

A summary of income (expenses) from related party transactions for the six months ended June 30, 2023 and June 30, 2022 are as follows:

(in thousands of $)	2023	2022
Seatankers Management Co. Ltd	814	313
SFL	986	1,863
Golden Ocean	2,258	1,593
Flex LNG Ltd	835	687
Seatankers Management Norway AS	(551)	(285)
Avance Gas	1,042	1,110
TFG Marine	642	417
Front Ocean Management	(1,272)	(954)
Other related parties	6	9

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, administrative services and interest income. Amounts paid to related parties comprise primarily rental for office space, support staff costs, and corporate administration fees.

Related party balances
A summary of balances due from related parties as of June 30, 2023 and December 31, 2022 is as follows:

(in thousands of $)	2023	2022
SFL	6,207	3,505
Seatankers Management Co. Ltd	464	1,368
Alta Trading UK Limited	—	60
Golden Ocean	9,065	6,964
Flex LNG Ltd	828	303
Avance Gas	633	695
TFG Marine	647	28
Front Ocean Management	471	473
Other related parties	94	89
	18,409	13,485

A summary of balances due to related parties as of June 30, 2023 and December 31, 2022 is as follows:

(in thousands of $)	2023	2022
SFL	8,832	6,702
Seatankers Management Co. Ltd	811	351
Avance Gas	352	450
Flex LNG Ltd	987	158
Golden Ocean	10,892	8,470
TFG Marine	18,249	14,831
Front Ocean Management	423	286
	40,546	31,248

See Notes 6, 9 and 12 for details regarding other related party transactions and balances.